Note 9 - Segment Data (Details) - Segments by Operating Information (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 80,120,374	$ 70,429,723
Pre-tax income (loss) from operations	2,126,570	2,095,465
Assets	563,608,978	576,005,966
Amortization and depreciation expense	8,216,000	9,176,000
Preneed and Burial Products [Member]
Segment Reporting Information [Line Items]
Revenue	49,457,000	48,863,000
Pre-tax income (loss) from operations	816,000	993,000
Assets	375,905,000	378,142,000
Amortization and depreciation expense	5,866,000	5,427,000
Traditional and Universal Life Products [Member]
Segment Reporting Information [Line Items]
Revenue	28,650,000	19,336,000
Pre-tax income (loss) from operations	968,000	921,000
Assets	109,777,000	91,142,000
Amortization and depreciation expense	1,726,000	3,223,000
Administrative and Financial Services [Member]
Segment Reporting Information [Line Items]
Revenue	1,215,000	1,491,000
Pre-tax income (loss) from operations	306,000	366,000
Assets	9,937,000	10,757,000
Amortization and depreciation expense	264,000	213,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	798,000	740,000
Pre-tax income (loss) from operations	37,000	(185,000)
Assets	67,990,000	95,965,000
Amortization and depreciation expense	$ 360,000	$ 313,000